Debt - Additional information (Details) $ in Millions			3 Months Ended
	Aug. 09, 2022 USD ($)	Aug. 05, 2022 USD ($) item subsidiary	Mar. 31, 2023 item facility	Mar. 31, 2023 item	Mar. 31, 2023 USD ($)	Mar. 31, 2023
Number of loan facilities			3	1
Number of vessels with loans | item			19
Required minimum cash and cash equivalents					$ 18.8
Minimum Net Worth Required					200.0
Minimum [Member]
Required Minimum Solvency Covenant			30.00%
Cash and Cash Equivalent Percentage						5.00%
Fair market Value Percentage			130.00%
Nordea SEB Revolving Facility
Number of vessels with loans | item			6
Number of vessels previously financed under lease arrangments | item		12
Number of subsidiaries | subsidiary		12
Line of Credit Facility, Maximum Borrowing Capacity		$ 185.0
Number of days to provide notice for draw down or repayment of debt			5 days
Revolving credit facility drawn down					0.0
Revolving credit facility undrawn					$ 175.8
Cash and Cash Equivalent Percentage						60.00%
Nordea SEB Revolving Facility | SOFR
Debt Instrument, Basis Spread on Variable Rate			2.50%
ABN CACIB Joint Bank Facility
Number of vessels with loans | item		7
Number of vessels previously financed under lease arrangments | item		3
Number of subsidiaries | subsidiary		7
Revolving credit facility drawn down		$ 108.0
ABN CACIB Joint Bank Facility | SOFR
Debt Instrument, Basis Spread on Variable Rate		2.50%
ABN AMRO Revolving Facility
Line of Credit Facility, Maximum Borrowing Capacity	$ 15.0
ABN AMRO Revolving Facility | SOFR
Debt Instrument, Basis Spread on Variable Rate	3.90%